Intangible Assets, Net - Summary of Finite-Lived Intangible Assets (Parenthetical) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
		Jul. 17, 2018 CNY (¥)	Feb. 28, 2018 CNY (¥) shares	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2019 USD ($)
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Amortization of intangible assets				¥ 479,497	$ 68,875
Net loss				10,276,739	1,476,162	¥ 9,061,231	¥ 3,736,932
Net loss per share | ¥ / shares							¥ (0.30)
Finite-lived intangibles and Indefinite-lived intangible assets				813,960		1,678,193		$ 116,918
Indefinite-lived intangible assets				72,302		¥ 232,298		$ 10,385
Mobile games in development
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Intangible assets	[1]	¥ 240,000
Impairment charges on intangible assets				99,096	14,234
Skymoons
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Finite-lived intangibles and Indefinite-lived intangible assets		707,000
Skymoons | Mobile games in development
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Intangible assets		¥ 240,000
Skymoons | Mobile games in development | Maximum
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful life		4 years
Useful Lives of Acquired Set of Assets Unchanged
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Amortization of intangible assets				159,538	22,916
Net loss				¥ 9,956,780	$ 1,430,202
Class A and Class B ordinary share
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Net loss per share | (per share)				¥ 2.02	$ 0.29	¥ 2.43
Class A and Class B ordinary share | Useful Lives of Acquired Set of Assets Unchanged
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Net loss per share | (per share)				¥ 1.96	$ 0.28
Purchase Agreement | Class B Ordinary Shares
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Stock issued during period, shares | shares			36,860,691
Traffic Acquisition Agreement, Trademarks and Non-compete | Class B Ordinary Shares
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Intangible assets			¥ 599,150
Traffic Acquisition Agreement
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful life			4 years	1 year 8 months 19 days	1 year 8 months 19 days
Traffic Acquisition Agreement | Maximum
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful life				2 years	2 years
Traffic Acquisition Agreement | Minimum
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful life				1 year	1 year
Non-compete
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful life			4 years
Trademarks
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful life			2 years
Trademarks | Maximum
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful life				23 years	23 years
Trademarks | Minimum
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful life				2 years	2 years
Published Mobile Games
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Intangible assets		¥ 366,000
Published Mobile Games | Maximum
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful life				4 years	4 years
Published Mobile Games | Minimum
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful life				2 years	2 years
Published Mobile Games | Skymoons
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Intangible assets		¥ 366,000
Intangible assets estimated useful life		2 years
Technology | Skymoons
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Intangible assets		¥ 101,000
Intangible assets estimated useful life		5 years

[1]	Mobile games in development are those that are not completed as of the acquisition date and have no alternative future use. The Group considers its mobile games in development to be in-process research and development (“IPR&D”).